CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2018
Convertible Debt [Abstract]
CONVERTIBLE DEBTS
12.	CONVERTIBLE NOTES

	December 31,
	2017	2018
	$	$

2017 Convertible Notes	726,950	636,716
2018 Convertible Notes	–	425,080
	726,950	1,061,796

(a)	2017 Convertible Notes

During the year ended December 31, 2017, the Company issued the convertible promissory notes (the “2017 Convertible Notes”), in the aggregate principal amount of $675,000 to nine new investors and an existing shareholder, at an interest rate of 5% per annum, compounded annually on the unconverted and unpaid principal amount until the first to occur of (i) the maturity date, subject to further extension at investors’ election, (ii) the last day of the lockup period related to the IPO, (iii) the date of any conversion of the convertible promissory note in full, and (iv) the date of any other repayment or redemption of the convertible promissory note in full. The 2017 Convertible Notes will mature on their respective third anniversary dates, subject to a further extension by the noteholders if the Company’s public offering does not occur within the first three years. The noteholders may elect to extend the term of the 2017 Convertible Notes for an additional two years if no IPO closing date has occurred on or before the respective third anniversary date.

The noteholders have the right, at their option, to convert the outstanding principal amount of the 2017 Convertible Notes, (i) in whole or in part of a minimum of 50%, into fully paid and non-assessable ordinary shares of the Company at any time following the IPO closing date up to the maturity date if an IPO occurs, at a conversion price ranging from $13.13 to $14.26 calculated according to an agreed-upon formula which stipulates a discount to the IPO price based on a discount rate and the time period between the issuance dates of the relevant 2017 Convertible Notes and the IPO pricing date, subject to certain anti-dilution adjustments; or (ii) in whole or in part of a minimum of 50%, on the date of closing of the first change in control event up to the maturity date or in whole but not in part on the maturity date if no IPO occurs, at a conversion price initially set at $14.807, subject to certain anti-dilution adjustments (the “Conversion Option”).

Notwithstanding the repayment on the maturity date as described above, if no IPO occurs, the 2017 Convertible Notes may be prepaid, in whole or in an amount equal to the outstanding unconverted and unpaid principal amount multiplied by 1.31, plus interest accrued and unpaid, on 18-month anniversary of the issuance dates, or if the noteholders elect to effect two years’ extension, the 2017 Convertible Notes may be prepaid in whole in the amount as described above on the 18-month anniversary of the respective third anniversary dates. Both the extension feature and prepayment feature are collectively referred to the “Embedded Call Option” hereafter.

If an event of default as defined in the 2017 Convertible Notes were to occur, the outstanding obligation under the 2017 Convertible Notes would be immediately due and payable (“Contingent Redemption Option”). If the event of default is related to any failure by the Company to pay amounts due under the 2017 Convertible Notes for more than three days after the original due date of such payment, an interest of 20% in lieu of the original interest will accrue on the principal or interest that is overdue (“Contingent Interest Feature”).

The initial carrying value of the Convertible Note is the consideration received from the Investors. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”).

The Embedded Call Option, Contingent Redemption Option and Contingent Interest Feature did not qualify for derivative accounting because those were clearly and closely related to the host instrument.

BCF exists when the conversion price of the convertible note is lower than the fair value of the ordinary share at the commitment date. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible note as a contribution to additional paid-in capital. The resulting discount to the convertible note is then accreted to the redemption value using the effective interest method as an interest expense recorded in the consolidated statements of operations. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On the respective commitment dates, the most favourable conversion price used to measure the BCF for the 2017 Convertible Notes was the effective conversion price of $14.807 before IPO according to the terms. No BCF was recognized for the 2017 Convertible Notes as the fair values per ordinary share at each of the commitment dates were less than the favourable conversion price.

Following the closing of the IPO on October 20, 2017, the American Depository Shares (“ADSs”) representing the underlying Class A ordinary shares are publicly traded and the Conversion Option is subject to derivative accounting. The Company elected to use the fair value option which would require the hybrid instrument to be measured at fair value with any changes in fair value recognized in earnings.

During the year ended December 31, 2018, certain noteholders had converted the outstanding principal amount of the 2017 Convertible Notes totalling $50,000 into 3,592,415 Class A ordinary shares. For the years ended December 31, 2017 and 2018, the Company recorded a loss of $51,950 and a gain of $41,259, respectively, as changes in fair value of 2017 Convertible Notes (inclusive of extinguishment gain/loss) in the consolidated statement of operations.

Subsequent to December 31, 2018, the Company received conversion notifications from certain noteholders to convert a total of $417,500 outstanding principal amount of the 2017 Convertible Notes according to the agreed conversion price.

(b)	2018 Convertible Notes

On June 18, 2018, the Company issued 2.25% convertible notes due July 1, 2023 (the “maturity date”), in an aggregate principal amount of $575,000 (the “2018 Convertible Notes”).

The 2018 Convertible Notes holders have the right, at their option, to convert the outstanding principal amount of the 2018 Convertible Notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2018 Convertible Notes prior to the close of business day immediately preceding January 1, 2023; or (ii) anytime on or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The initial conversion rate for the 2018 Convertible Notes is 50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS, subject to the anti-dilution and make-whole fundamental change adjustments. Upon conversion, the Company has the right, at its option, to pay or deliver, either cash, ADSs, or a combination of cash and ADSs to the 2018 Convertible Notes holders (the “Holders”).

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2018 Convertible Notes were to occur, the outstanding obligations under the 2018 Convertible Notes could be immediately due and payable (the “Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2018 Convertible Notes.  In addition, the 2018 Convertible Notes provide its holders with additional interest equal to the fair value of any cash dividends received by the holders of the Company’s ordinary shares. These features that potentially trigger additional interest payments are collectively referred to as the “Contingent Interest Features” hereinafter.

The Company evaluated the embedded conversion features contained in the 2018 Convertible Notes in accordance with ASC 815-40-15 and ASC 815-40-25-7 to ASC 815-40-25-35 to determine if the conversion options require bifurcation. The conversion option was not required to be bifurcated because the conversion option is indexed to the Company’s ADSs and meets all additional conditions for equity classification.

The Company also evaluated the embedded Contingent Redemption Options and Contingent Interest Features contained in the 2018 Convertible Notes in accordance with ASC 815 to determine if these features require bifurcation. The Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2018 Convertible Notes were not issued at a substantial discount and are redeemable at par. The Embedded Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. Accordingly, the Contingent Interest Features were not bifurcated from the 2018 Convertible Notes on the issuance date as they were insignificant. For the embedded contingent interest features not bifurcated from the 2018 Convertible Notes, the Company determined whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of occurrence of such default events is remote, the Company determined that a liability was not probable and no accrual was made as of December 31, 2018. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

The Company has accounted for the 2018 Convertible Notes under ASC 470-20 Cash Conversion Subsections. In accordance to ASC 470-20-30-27 to 28, the liability component of $410,926 was initially measured at its fair value, with the residual value of $152,714 allocated to the equity component and classified within Additional Paid-up Capital. The debt issuance costs of $11,360 were allocated to the liability and equity components in proportion to the allocation of proceeds and accounted for as debt and equity issuance costs, respectively. The liability component is subsequently amortized to its redemption amount using the effective interest method with an effective interest rate of 9.38% and the equity component is not remeasured.

During the year ended December 31, 2018, the Company recognized total interest expense for coupon interest and amortization of discount on the liability component amounted to $6,936 and $14,154, respectively.